Consolidated Statements of Comprehensive Loss (Parenthetical) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue from related party	$ 0	$ 0	$ 0	$ 1,431	$ 1,314
Cost of revenue
Costs and expenses with related parties	405	1,162	2,738	2,289	1,152
Sales and marketing
Costs and expenses with related parties	$ 7,843	$ 3,447	$ 10,164	$ 3,981	$ 2,734